COVID-19 Government Subsidies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Government Subsidies [Abstract]
Government subsidies, COVID - 19	$ 11	$ 34
Reduction in cost of sales	8	27
Reduction in SG&A	$ 3	$ 7